Provision for de-characterization of dam structures and asset retirement obligations (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Balance at the beginning	$ 3,882	$ 4,639
Disbursements	(273)	(127)
Revision to estimates and new provisions	425	(638)
Transfer to assets held for sale	(84)	(51)
Monetary and present value adjustments	143	85
Translation adjustment	186	(26)
Balance at the end	4,279	3,882
Provision for decommissioning, restoration and rehabilitation costs [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	3,545	4,342
Disbursements	(172)	(101)
Revision to estimates and new provisions	206	(684)
Transfer to assets held for sale	(84)	(49)
Monetary and present value adjustments	126	78
Translation adjustment	158	(41)
Balance at the end	3,779	3,545
Other environment related provision [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning	337	297
Disbursements	(101)	(26)
Revision to estimates and new provisions	219	46
Transfer to assets held for sale		(2)
Monetary and present value adjustments	17	7
Translation adjustment	28	15
Balance at the end	$ 500	$ 337